INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of Income Before Income Taxes from Operations
The components of income before income taxes from operations are as follows:

	December 31,
(in thousands)	2014	2013	2012

United States	$59,628	$58,383	$67,668
Foreign	344,745	310,952	263,011
	$404,373	$369,335	$330,679

Components of the Provision for Income Taxes from Operations
The components of the provision for income taxes from operations are as follows:

	December 31,
(in thousands)	2014	2013	2012

Current:
U.S. federal	$(12,771)	$10,340	$23,412
U.S. state	(295)	4,660	2,788
Foreign	76,702	66,306	69,954
Total	$63,636	$81,306	$96,154

Deferred:
U.S. federal	$32,250	$(28,941)	$(128,832)
U.S. state	(9,861)	(1,377)	11,730
Foreign	(4,905)	1,162	29,868
Total	$17,484	$(29,156)	$(87,234)

	$81,120	$52,150	$8,920

Reconciliation of the U.S. Federal Statutory Tax Rate to the Effective Rate
The reconciliation of the U.S. federal statutory tax rate to the effective rate for the years ended is as follows:

	December 31,
	2014	2013	2012

Statutory U. S. federal income tax rate	35.0%	35.0%	35.0%
Effect of:
State income taxes, net of federal benefit	0.7	0.7	0.7
Federal benefit of R&D and foreign tax credits	(10.5)	(5.9)	(7.2)
Tax effect of international operations	(3.2)	(10.2)	(7.4)
Net effect of tax audit activity	3.1	1.9	(0.6)
Tax effect of enacted statutory rate changes	(0.3)	0.1	(3.7)
Federal tax on unremitted earnings of certain foreign subsidiaries	(0.1)	—	0.1
Valuation allowance adjustments	(2.1)	(0.6)	12.0
Tax effect of enacted U.S. federal legislation	—	(2.6)	—
Foreign outside basis differences	—	(1.5)	(26.5)
Other	(2.5)	(2.8)	0.3

Effective income tax rate on operations	20.1%	14.1%	2.7%

Tax Effect of Significant Temporary Differences Giving Rise to Deferred Tax Assets and Liabilities
The tax effect of significant temporary differences giving rise to deferred tax assets and liabilities are as follows:

	December 31, 2014		December 31, 2013
(in thousands)	Deferred Tax Asset	Deferred Tax Liability	Deferred Tax Asset	Deferred Tax Liability

Commission and bonus accrual	$5,939	$—	$5,793	$—
Employee benefit accruals	47,567	—	46,740	—
Inventory	21,018	—	21,941	—
Identifiable intangible assets	—	338,714	—	374,240
Insurance premium accruals	4,791	—	4,402	—
Miscellaneous accruals	11,084	—	10,089	—
Other	33,902	—	35,734	—
Unrealized losses included in AOCI	26,837	—	32,908	—
Property, plant and equipment	—	41,425	—	49,368
Product warranty accruals	1,186	—	1,069	—
Foreign tax credit and R&D carryforward	104,805	—	48,450	—
Restructuring and other cost accruals	1,703	—	956	—
Sales and marketing accrual	6,830	—	5,768	—
Taxes on unremitted earnings of foreign subsidiaries	—	2,120	—	2,506
Tax loss carryforwards and other tax attributes	320,187	—	389,614	—
Valuation allowance	(253,247)	—	(228,846)	—
	$332,602	$382,259	$374,618	$426,114

Deferred Tax Assets and Liabilities Included in the Consolidated Balance Sheet
Deferred tax assets and liabilities are included in the following Consolidated Balance Sheet line items:

	December 31,
(in thousands)	2014	2013

Assets
Prepaid expenses and other current assets	$78,744	$86,929
Other noncurrent assets, net	41,882	104,385
Liabilities
Income taxes payable	4,732	4,416
Deferred income taxes	165,551	238,394

Unrecognized Tax Benefits
The Company had the following activity recorded for unrecognized tax benefits:

	December 31,
(in thousands)	2014	2013	2012

Unrecognized tax benefits at beginning of period	$17,997	$12,264	$14,956
Gross change for prior period positions	5,083	2,471	(3,029)
Gross change for current year positions	179	4,517	268
Decrease due to settlements and payments	(249)	—	—
Decrease due to statute expirations	(568)	(1,381)	—
Increase due to effect of foreign currency translation	—	126	69
Decrease due to effect from foreign currency translation	(624)	—	—

Unrecognized tax benefits at end of period	$21,818	$17,997	$12,264